                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                         ENDED DECEMBER 31, 1997


LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

[LOGO]
Seeks high current income consistent with prudent total return asset management by investing primarily in investment grade foreign and domestic fixed income securities.


KEMPER
GLOBAL INCOME FUND


                 "... We continued our long-term approach and
                  commitment to government and supranational
             bonds with very high credit quality.  At the end of
              the year, we were at 66 percent AAA-rated issues,
                  30 percent AA-rated and the rest cash ..."



                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
Economic Overview
5
Performance Update
8
Market Performance
9
Country Concentrations
10
Portfolio Statistics
11
Portfolio of
Investments
13
Report of
Independent Auditors
14
Financial Statements
16
Notes to
Financial Statements
20
Financial Highlights
22
Shareholders'
Meeting



AT A GLANCE
--------------------------------------------------------------------------------
KEMPER GLOBAL INCOME FUND
TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                 1.80%
CLASS B                                 1.03%
CLASS C                                 1.09%
LIPPER GENERAL WORLD
  INCOME FUNDS CATEGORY AVERAGE*        3.00%
--------------------------------------------------------------------------------

Returns and rankings are historical and do not reflect future results. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable.

--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------
                                   AS OF      AS OF
                                  12/31/97   12/31/96
--------------------------------------------------------------------------------
KEMPER GLOBAL INCOME
FUND CLASS A                         $8.58      $8.97
--------------------------------------------------------------------------------
KEMPER GLOBAL INCOME
FUND CLASS B                         $8.60      $9.00
--------------------------------------------------------------------------------
KEMPER GLOBAL INCOME
FUND CLASS C                         $8.62      $9.02
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER GLOBAL INCOME
FUND RANKINGS*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER GENERAL WORLD INCOME FUNDS CATEGORY

                        CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
 1-YEAR                 #80 of     #96 of     #92 of
                       139 funds  139 funds  139 funds
--------------------------------------------------------------------------------
 5-YEAR                 #23 of       n/a        n/a
                       50 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DISTRIBUTION AND YIELD INFORMATION FOR THE FUND AS OF DECEMBER 31, 1997.

                     CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
ONE-YEAR
DISTRIBUTION:        $0.5400   $0.4835   $0.4888
--------------------------------------------------------------------------------
DECEMBER
DIVIDENDS:           $0.0425   $0.0378   $0.0385
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                 5.94%     5.27%     5.36%
--------------------------------------------------------------------------------
SEC YIELD+:            3.71%     3.17%     3.26%
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on December 31, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended December 31, 1997 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission.

TERMS TO KNOW

YOUR FUND'S STYLE

--------------------------------------------------------------------------------
MORNINGSTAR FIXED INCOME STYLE BOX
--------------------------------------------------------------------------------

[MATURITY/QUALITY DIAGRAM]

Source: Morningstar, Inc., Chicago, IL (312) 696-6000. (Morningstar Style Box is based on a portfolio date as of December 31, 1997.) The Fixed-Income
Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Please note that style boxes do not represent an exact assessment of risk and do not represent future performance. Please consult the prospectus for a description of investment policies.

CURRENCY RISK The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated. Conversely, the U.S. dollar value of a foreign security tends to increase when the value of the U.S. dollar falls against the currency.

DURATION Duration is a measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer the duration, the greater the interest rate risk.

EUROPEAN MONETARY UNION An economic and monetary unification of European countries to ultimately introduce a single currency and create a more economically competitive region.

ECONOMIC OVERVIEW

[ALLYN PHOTO]

MAUREEN F. ALLYN, A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC., SERVES AS THE FIRM'S CHIEF ECONOMIST. ALLYN GRADUATED SUMMA CUM LAUDE FROM OAKLAND UNIVERSITY NEAR DETROIT, WITH A BACHELOR'S DEGREE IN PSYCHOLOGY. SHE RECEIVED HER MASTER'S IN ECONOMICS, WITH A SPECIALIZATION IN INTERNATIONAL TRADE AND FINANCE, FROM THE NEW SCHOOL FOR SOCIAL RESEARCH IN NEW YORK.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT ADVISOR FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $200 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS. IT IS ONE OF THE 10 LARGEST MUTUAL FUND COMPANIES IN THE UNITED STATES.

DEAR SHAREHOLDERS,

We start 1998 optimistic about the long-term prospects of the U.S. economy and financial markets but cautious about the next several months. The Asian financial crisis that dominated the global investment environment in the second half of 1997 promises to continue, posing significant risks to the economy and investors. We look for the strength of the American consumer -- currently enjoying rising real incomes, better employment opportunities, lower mortgage rates and easy access to credit -- and the secular strength of the trend toward capital spending on high technology to be sufficient to override the influence of Asia on the U.S. In short, our best case scenario calls for the U.S. to muddle through an unsettling period.

     As it has for several years, the country should continue to enjoy relatively low interest rates and low inflation. But the new year will be different in at least two ways, both of which can be expected to have direct bearing on investment opportunities.

     First, the economy should grow at a much slower pace. A slowdown in Asia will depress capital goods spending and heighten import pricing pressure, putting a damper on American corporations' pricing and profit growth at least through 1999. While the U.S. economy grew at an almost 4 percent rate in 1997, we look for no better than 2 percent growth for the next two years -- with more than half of the change attributable to the effect of the Asian fallout.

     Disappointing corporate profits is another given for 1998. Profits had begun to slow last year even before the height of the Asian crisis. High current valuations, however, seem to suggest that Wall Street has yet to recognize this. The clash between Wall Street profit expectations and actual reported earnings is part of the risk likely to be associated with equity investing in 1998. Volatility, such as we experienced in 1997, should continue. In fact, the overall market volatility is not likely to reflect the turmoil that individual equities may experience. There will be a narrowing of the number of companies able to meet analysts' expectations and this market will be absolutely unforgiving to those companies that fall far short.

     Having stated this, however, we look for the Standard & Poor's 500 to return about 9.5 percent, including the effect of reinvested dividends. This would be an average return and in line with the historical long-term 10 percent return of the stock market. On the heels of the last three 20 percent-plus return years, an investor in 1998 may weigh the 10 percent prospect against a projected 7 percent total return on bonds and consider the difference insufficient compensation for the inherent added risk. Adopting a more conservative posture for the new year may be an appropriate step that you'll want to discuss with your financial representative in the context of your long-term investing objectives.

     To achieve a 9.5 percent return in 1998, the market's already high valuations need to move even higher. We expect this to occur for a few reasons: the market has so far demonstrated a certain complacency about the valuation levels; American investors don't perceive there's anywhere better to go than the U.S. equity market; and foreigners think of the U.S. market as a safe haven. All should help support the market.

     Where, then, are the opportunities likely to be in 1998? Expect to see disparate performance within industry sectors. For example, while the financial services sector in 1997 tended to provide across-the-board strong performance, in 1998 we expect the sector to include its share of winners and losers. Stock selection will be key, too, to benefiting from the technology sector. Over the long term, we are optimistic about technology and corporate America's continuing commitment to it. It will be difficult to participate in a market return in 1998 without having some exposure to technology-based companies. One caution: Not all technology companies will survive the year, which raises the risk of investing in the sector.

     Conventional wisdom might argue in favor of remaining in the U.S. with your investment dollars in 1998 and, more specifically, invested in small capitalization companies with domestic lines of business. We'd challenge such thinking as slower growth, slower inflation and even

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

      The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]

                                NOW (1/31/98)    6 MONTHS AGO   1 YEAR AGO    2 YEARS AGO
10-YEAR TREASURY RATE(1)        5.54            6.3             6.42          5.81
PRIME RATE(2)                   8.5             8.5             8.25          8.25
INFLATION RATE(3)*              1.7             2.23            3.04          2.72
THE U.S. DOLLAR(4)*            10.43            7.32            4.59         -0.57
CAPITAL GOODS ORDERS(5)*       14.6            11.13            3.61          3.73
INDUSTRIAL PRODUCTION(5)*       5.95            4.69            5.19          1.58
EMPLOYMENT GROWTH(6)            2.74            2.09            2.2           1.74

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of December 31, 1997.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.


deflation and pricing pressures change the U.S. economic climate. The only real antidote is growth, and from now on growth is more likely to be found outside the United States. Today to participate in the growth from global business you'd need to be exposed to large capitalization companies.

     International investing is a promising proposition in 1998, the Asian fallout notwithstanding. In established markets, there are attractive opportunities to be found in Europe and in Japan. Several Japanese companies have real cash flows and even relatively attractive valuations. In addition, the effect of the Asian problems has not been to discourage all investment into emerging markets; rather investors have tended to divert investment dollars and business to other increasingly attractive emerging markets in eastern Europe, the Middle East, Africa and Latin America.

     With that as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Maureen Allyn

MAUREEN ALLYN
CHIEF ECONOMIST, SCUDDER KEMPER INVESTMENTS, INC.

January 29, 1998

PERFORMANCE UPDATE

[JOHNS PHOTO]

GORDON JOHNS JOINED WHAT IS NOW SCUDDER KEMPER INVESTMENTS, INC. IN 1988 AND IS THE CHIEF INVESTMENT OFFICER OF GLOBAL BONDS FOR SCUDDER KEMPER INVESTMENTS, AND PORTFOLIO MANAGER OF KEMPER GLOBAL INCOME FUND. JOHNS GRADUATED WITH A B.A. IN LAW FROM BALLIOL COLLEGE, OXFORD.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

INTERNATIONAL BOND MARKETS AS A WHOLE HAD STRONG RETURNS FOR 1997 IN LOCAL CURRENCY TERMS AS LONG-TERM INTEREST RATES FELL IN MOST DEVELOPED
COUNTRIES. HOWEVER, BOND MARKET GAINS WERE OFFSET FOR U.S. INVESTORS BY DEPRECIATION OF FOREIGN CURRENCIES AGAINST THE U.S. DOLLAR. PORTFOLIO MANAGER GORDON JOHNS PLACES THE RESULTS IN PERSPECTIVE.

Q     GORDON, HOW WOULD YOU DESCRIBE THE INTERNATIONAL AND SUPRANATIONAL BOND
MARKETS IN 1997?

A     Over the year the fund's bonds achieved satisfactory returns as long-term interest rates dropped in most countries in the developed world. The United Kingdom (up 14.8 percent in local currency terms, or 10.3 percent in U.S. dollar terms) performed particularly well during the period.

      Recognizing the steady growth and low inflation in dollar bloc countries (the United States, Canada, Australia and New Zealand), we increased our position in the U.S. dollar from 30 percent of net assets under management at the end of 1996, to more than 54 percent one year later. This strategy helped the fund as the dollar strengthened by offsetting some of the negative exchange-rate effects of the dollar's appreciation against foreign currencies.

      Yields of government bonds of the major developed countries declined more sharply from October onward in a "flight to quality" ignited by the problems in Southeast Asia.

Q     HOW DID THIS "FLIGHT TO QUALITY" AFFECT THE FUND?

A     During this volatile time we saw, once again, the value of the fund's conservative approach in managing its international bond portfolio. Because the Kemper Global Income Fund invests only in developed markets, we avoided the drops seen in many emerging markets, for example. Throughout the year, we continued our commitment to government and supranational bonds with very high credit quality. At the end of the year, our credit ratio was 66 percent AAA-rated issues, 30 percent AA-rated and the rest cash. Maturities remained in the intermediate range at five to seven years.

      Careful portfolio management in the selection of currencies and markets enabled the fund to meet its objective of providing competitive bond market returns. For the fiscal year, the fund was up 1.80 percent (Class A shares, unadjusted for any sales charge) compared to a 0.23 percent return by the fund's benchmark index, the Salomon Brothers World Government Bond Index. The fund's performance did lag its category average for the period due largely to differences in the fund's holdings compared to its peers. Over the long-term however, the fund is outperforming its peer group average with a 7.01 percent five-year return (Class A shares, unadjusted for sales charge) compared to the Lipper Global Income Funds category average of 6.83 percent for the same period.

Q     WHICH COUNTRIES DID YOU FAVOR?

A     One of our bigger positions, ranging from 14 to 20 percent of net assets under management during the year, has been the United Kingdom, which was the top-performing market this year in local

PERFORMANCE UPDATE

and U.S. dollar terms. The UK was helped by a number of things. First, the election of a new Labour government in May was regarded as positive by the market. The economic and fiscal actions taken by the party following the election were also viewed favorably. After much debate, it became apparent during 1997 that the UK will take part in European Monetary Union (EMU), and therefore the process of reducing interest rates to bring the UK into line with the EMU member-countries of Continental Europe is underway. This has been a powerful force in reducing interest rates at the long end of the UK market and therefore producing good performance from the government bond market. Independently, sterling has also been strong on the foreign exchange markets.

      Australia was another country in which we had a large position during the year, ranging up to 20 percent of the portfolio. This investment was successful over the first half of the year but the Australian dollar did suffer in the second half of the year due to the ripple effects of the problems in Southeast Asia. This currency weakness affected not only the currency but also the bond market.

      Japan, another large position, was increased to 13 percent in November from 5 percent earlier in the year. Japan is the second-largest bond market in the world and despite recent pessimism, the Japanese market performed quite well during the year, with a 6.6 percent return in local currency terms. However, the financial tightening at the start of 1998 has caused the fragile economic recovery to fade which, combined with the high level of bad debts and flat inflation should keep yields at low levels.

      Kemper Global Income Fund's North American bond market exposure was 19 percent at the end of the fiscal year with investments in U.S. Treasuries and in a Eurobond of Canada, a bond denominated in U.S. dollars but sold to investors outside the country. The investment in the Canadian bond market was made after spreads widened in November.

Q     HAS YOUR CONSERVATIVE INVESTMENT APPROACH CAUSED YOU NOT TO PURSUE ANY
INVESTMENT OPTIONS OR MISS ANY OPPORTUNITIES?

A     We did not invest in Spain and Portugal, which are countries that received favorable price action from the market in anticipation of their joining EMU in 1999. Their entry into the single-currency was still uncertain, and we were cautious about the possibility of substantial declines in price if an obstacle to EMU entry is encountered. This approach did affect our performance relative to our peers and may have cost us some short-term return. Going forward, we do expect these two countries to be part of the 11 that join EMU at the start. We will be assessing the Euro market as a block and considering investment possibilities in these 11 countries as there will still be credit spreads between them.

Q     WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

A     If you look at bond markets strictly in local currency terms, they have performed remarkably well now for over three years. But, we believe they have reached a level where we need to be a little cautious about their future prospects. What caused the bond markets to rally during the second half of 1997 was the Southeast Asian crisis, which effectively cooled inflation and reduced the rate of world growth, at least in developed markets. Interest rates both short-and long-term are lower than they would have been otherwise. If this tempered environment remains, bond markets may continue to be well supported and continue to perform at their current levels. There is certainly no sign of what Mr. Greenspan, Director of the Federal Reserve Board, called "irrational exuberance" in regard to the stock market. Such signs were prevalent in the market of 1993 before we went into the severe bond market correction of 1994. So while valuations of bond markets worldwide are not cheap, the economic background is supportive of bonds. We don't feel one should be actively bearish; but we are not seeing huge buying opportunities in bond markets either.

Q     AND WHAT IS YOUR OUTLOOK FOR CURRENCIES?

A     It looks as if the dollar is going to remain reasonably strong unless there is a change in the current economic environment. For example, if U.S. growth were to slow, the Fed might move to reduce short-term interest rates. If this happened, U.S.-based investors would see less depreciation in their dollar-based returns. We will maintain our U.S. dollar currency weight at around 54 percent within the current economic environment. At year end our Australia exposure and part of our United Kingdom and New Zealand exposures were hedged into U.S. dollars which brought us to an over 50 percent dollar weighting.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER GLOBAL INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED DECEMBER 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                               1-YEAR   5-YEAR   LIFE OF CLASS
-------------------------------------------------------------------------------------------------
KEMPER GLOBAL INCOME FUND CLASS A              -2.75%    6.03%        7.94%      (since 10/1/89)
-------------------------------------------------------------------------------------------------
KEMPER GLOBAL INCOME FUND CLASS B              -1.84      n/a         6.89       (since 5/31/94)
-------------------------------------------------------------------------------------------------
KEMPER GLOBAL INCOME FUND CLASS C               1.09      n/a         7.44       (since 5/31/94)
-------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
 Kemper Global Income Fund Class A
 Growth of an assumed $10,000 investment in
 Kemper Global Income Fund Class A shares from 10/1/89 to 12/31/97
--------------------------------------------------------------------------------

                                                10/1/89        12/31/92        12/31/95        12/31/97
--------------------------------------------------------------------------------------------------------
Kemper Global Income Fund Class A(1)            10000           13388           17432           18783
Salomon Brothers World Government Bond Index+   10000           14094           19451           20204
Consumer Price Index++                          10000           11352           12280           12920

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
 Kemper Global Income Fund Class B
 Growth of an assumed $10,000 investment in
 Kemper Global Income Fund Class B shares from 5/31/94 to 12/31/97
--------------------------------------------------------------------------------

                                                5/31/94        12/31/95        12/31/96        12/31/97
--------------------------------------------------------------------------------------------------------
Kemper Global Income Fund Class B(1)            10000           12146           12762           12696
Salomon Brothers World Government Bond Index+   10000           10407           10753           10949
Consumer Price Index++                          10000           12276           12721           12752

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
 Kemper Global Income Fund Class C
 Growth of an assumed $10,000 investment in
 Kemper Global Income Fund Class C shares from 5/31/94 to 12/31/97
--------------------------------------------------------------------------------

                                                5/31/94        12/31/95        12/31/96        12/31/97
--------------------------------------------------------------------------------------------------------
Kemper Global Income Fund Class C(1)            10000           12154           12795           12935
Salomon Brothers World Government Bond Index+   10000           10407           10753           10949
Consumer Price Index++                          10000           12276           12721           12752


Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of dividends and for Class A shares adjustment for the maximum sales charge of 4.50 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. For Class C shares there is no adjustment for sales charge. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the CDSC in effect at the end of the period for Class B shares. In comparing the Kemper Global Income Fund to the two indices, you should also note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the indices. The special risk considerations associated with an investment in the fund, including risks related to foreign investments and to a non-diversified investment company, are discussed in the prospectus. Risks associated with foreign securities, including fluctuating exchange rates, government regulations and differences in liquidity, may affect your investment. As a non-diversified investment company, the fund may invest more than 5 percent of its assets in the securities of a particular foreign government.

+ The Salomon Brothers World Government Bond Index is an unmanaged index on a U.S. dollar total return basis with all dividends reinvested and is comprised of government bonds from 14 countries. The minimum maturity is one year. Source is Lipper Analytical Services, Inc.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.

MARKET PERFORMANCE

U.S. DOLLAR WEAKENS WORLD BOND MARKET PERFORMANCE

The table below presents the one-year returns of 20 government bond markets tracked by Salomon Brothers for the period ending December 31, 1997, expressed in U.S. dollar terms. This information is historical and does not reflect future returns of these markets.

-------------------------------------------------------------------------------
         COUNTRY                      U.S. DOLLAR TERMS         LOCAL CURRENCY
-------------------------------------------------------------------------------
 1.      UNITED KINGDOM                     10.34%                  14.76%
-------------------------------------------------------------------------------
 2.      UNITED STATES                       9.64                    9.64
-------------------------------------------------------------------------------
 3.      CANADA                              5.09                    9.73
-------------------------------------------------------------------------------
 4.      SWITZERLAND                        -1.87                    6.59
-------------------------------------------------------------------------------
 5.      ITALY                              -2.11                   13.82
-------------------------------------------------------------------------------
 6.      JAPAN                              -4.84                    6.60
-------------------------------------------------------------------------------
 7.      IRELAND                            -5.11                   12.68
-------------------------------------------------------------------------------
 8.      SPAIN                              -5.54                   10.69
-------------------------------------------------------------------------------
 9.      DENMARK                            -6.02                    9.09
-------------------------------------------------------------------------------
10.      PORTUGAL                           -6.55                   10.67
-------------------------------------------------------------------------------
11.      AUSTRALIA                          -7.10                   13.24
-------------------------------------------------------------------------------
12.      NORWAY                             -7.12                    7.24
-------------------------------------------------------------------------------
13.      SWEDEN                             -7.19                    7.85
-------------------------------------------------------------------------------
14.      FRANCE                             -7.40                    7.15
-------------------------------------------------------------------------------
15.      BELGIUM                            -8.58                    6.64
-------------------------------------------------------------------------------
16.      GERMANY                            -9.01                    6.16
-------------------------------------------------------------------------------
17.      FINLAND                            -9.20                    7.28
-------------------------------------------------------------------------------
18.      NETHERLANDS                        -9.23                    6.38
-------------------------------------------------------------------------------
19.      AUSTRIA                            -9.26                    5.91
-------------------------------------------------------------------------------
20.      NEW ZEALAND                       -12.32                    6.69
-------------------------------------------------------------------------------

COUNTRY CONCENTRATIONS

GEOGRAPHIC COMPOSITION OF KEMPER GLOBAL INCOME FUND

Based on total investments on December 31, 1997

                                 [BAR GRAPH]

UNITED STATES           19%

AUSTRALIA               19%

UNITED KINGDOM          14%

JAPAN                   13%

FRANCE                  10%

NEW ZEALAND             10%

GERMANY                  7%

CANADA                   5%

ITALY                    3%

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------
                                     ON 12/31/97              ON 12/31/96
-------------------------------------------------------------------------
FOREIGN/U.S. GOVERNMENT
SECURITIES                                91%                      94%
-------------------------------------------------------------------------
OTHER**                                    5                        5
-------------------------------------------------------------------------
CASH AND EQUIVALENTS                       4                        1
-------------------------------------------------------------------------
                                         100%                     100%

                                      [PIE CHART]              [PIE CHART]
                                      ON 12/31/97              ON 12/31/96

                                             [] Foreign/U.S. government
                                                securities
                                             [] Other**
                                             [] Cash and equivalents

 * Portfolio composition is subject to change
** Includes supranational entities and corporates guaranteed by governments

AVERAGE MATURITY

------------------------------------------------------------------------
                                   ON 12/31/97               ON 12/31/96
------------------------------------------------------------------------
AVERAGE MATURITY                   6.9 years                 6.5 years
------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

KEMPER GLOBAL INCOME FUND
PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1997
(IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------

                                                                                      LOCAL CURRENCY   U.S. DOLLAR
             CURRENCY                                     ISSUER                        PRINCIPAL         VALUE
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS (91.3%) AND CORPORATE OBLIGATIONS (5.0%)
----------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR--18.4%                    Government of Canada, 6.375%, 2005                    9,200        $ 9,374
                                      U.S. Treasury Bonds, 7.50%, 2016                      2,850          3,315
                                      U.S. Treasury Notes, 6.375%, 2000                     5,500          5,573
                                      --------------------------------------------------------------------------------
                                                                                                          18,262
----------------------------------------------------------------------------------------------------------------------
AUSTRALIAN DOLLAR--17.9%              Commonwealth of Australia
                                        9.75%, 2002                                         4,600          3,455
                                        8.75%, 2008                                         2,600          2,045
                                      Federal National Mortgage Association,
                                        6.50%, 2002                                         5,000          3,344
                                      New South Wales Treasury Corp., 8.00%, 2001           6,250          4,385
                                      Queensland Treasury Corp., 6.50%, 2005                6,800          4,534
                                      --------------------------------------------------------------------------------
                                                                                                          17,763
----------------------------------------------------------------------------------------------------------------------
BRITISH POUND--13.6%                  Export-Import Bank of the United States,
                                        8.00%, 2007                                         2,750          4,912
                                      Republic of Finland, 7.00%, 2000                      2,250          3,729
                                      United Kingdom
                                        7.25%, 2007                                           500            885
                                        8.00%, 2015                                         2,000          3,917
                                      --------------------------------------------------------------------------------
                                                                                                          13,443
----------------------------------------------------------------------------------------------------------------------
JAPANESE YEN--12.9%                   Government of Austria, 4.50%, 2005                  400,000          3,681
                                      Kingdom of Belgium, 5.00%, 1999                     350,000          2,915
                                      Kingdom of Spain, 3.10%, 2006                       400,000          3,370
                                      Republic of Italy, 5.00%, 2004                      300,000          2,793
                                      --------------------------------------------------------------------------------
                                                                                                          12,759
----------------------------------------------------------------------------------------------------------------------
FRENCH FRANC--9.7%                    French Treasury
                                        6.75%, 2003                                        14,100          2,570
                                        6.75%, 2004                                         9,500          1,740
                                        7.75%, 2005                                         8,500          1,652
                                        6.00%, 2025                                         6,000          1,016
                                      Kingdom of Spain, 6.50%, 2001                        15,000          2,642
                                      --------------------------------------------------------------------------------
                                                                                                           9,620
----------------------------------------------------------------------------------------------------------------------
NEW ZEALAND DOLLAR--9.4%              Government of New Zealand
                                        6.50%, 2000                                         5,700          3,256
                                        8.00%, 2004                                        10,000          6,076
                                      --------------------------------------------------------------------------------
                                                                                                           9,332

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------------
                                                                                      LOCAL CURRENCY   U.S. DOLLAR
             CURRENCY                                     ISSUER                        PRINCIPAL         VALUE
----------------------------------------------------------------------------------------------------------------------
GERMAN DEUTSCHEMARK--6.6%             Federal Republic of Germany, 8.00%, 2002              6,400        $ 4,011
                                      Province of Ontario, 6.25%, 2004                      4,350          2,533
                                      --------------------------------------------------------------------------------
                                                                                                           6,544
----------------------------------------------------------------------------------------------------------------------
CANADIAN DOLLAR--4.6%                 Government of Canada
                                        8.00%, 1999                                         2,850          1,982
                                        7.00%, 2006                                         2,300          1,757
                                        8.00%, 2027                                           900            803
                                      --------------------------------------------------------------------------------
                                                                                                           4,542
----------------------------------------------------------------------------------------------------------------------
ITALIAN LIRA--3.2%                    Italian Treasury, 12.00%, 2003                    4,300,000          3,133
                                      --------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS--96.3%
                                      (Cost: $98,589)                                                     95,398
                                      --------------------------------------------------------------------------------
                                      OTHER ASSETS LESS LIABILITIES--3.7%                                  3,656
                                      --------------------------------------------------------------------------------
                                      NET ASSETS--100%                                                   $99,054
                                      --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
The Fund is a non-diversified investment company and may invest a relatively high percentage of its assets in the obligations of a limited number of issuers.

Based on the cost of investments of $98,589,000 for federal income tax purposes at December 31, 1997, the gross unrealized appreciation was $1,497,000, the gross unrealized depreciation was $4,688,000 and the net unrealized depreciation on investments was $3,191,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER GLOBAL INCOME FUND

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Global Income Fund as of December 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Global Income Fund at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                     Chicago, Illinois
                                     February 17, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997
(IN THOUSANDS)

------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------
Investments, at value
(Cost: $98,589)                                                 $ 95,398
------------------------------------------------------------------------
Receivable for:
  Interest                                                         2,019
------------------------------------------------------------------------
  Investments sold                                                 3,193
------------------------------------------------------------------------
  Fund shares sold                                                    10
------------------------------------------------------------------------
    TOTAL ASSETS                                                 100,620
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------

Cash overdraft                                                       761
------------------------------------------------------------------------
Payable for:
  Investments purchased                                              201
------------------------------------------------------------------------
  Fund shares redeemed                                               418
------------------------------------------------------------------------
  Management fee                                                      62
------------------------------------------------------------------------
  Distribution services fee                                           17
------------------------------------------------------------------------
  Administrative services fee                                         17
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              50
------------------------------------------------------------------------
  Trustees' fees and other                                            40
------------------------------------------------------------------------
    Total liabilities                                              1,566
------------------------------------------------------------------------
NET ASSETS                                                      $ 99,054
------------------------------------------------------------------------

------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------

Paid-in capital                                                 $150,771
------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (50,858)
------------------------------------------------------------------------
Net unrealized depreciation on investments and assets and
liabilities in foreign currencies                                   (859)
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $ 99,054
------------------------------------------------------------------------

------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share
  ($72,145 / 8,405 shares outstanding)                             $8.58
------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of
  net asset value or 4.50% of offering price)                      $8.98
------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($25,735 / 2,994 shares outstanding)                             $8.60
------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($1,149 / 133 shares outstanding)                                $8.62
------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($25 / 3 shares outstanding)                                     $8.47
------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

-----------------------------------------------------------------------
 NET INVESTMENT INCOME
-----------------------------------------------------------------------
Interest income                                                 $ 7,879
-----------------------------------------------------------------------
Expenses:
  Management fee                                                    858
-----------------------------------------------------------------------
  Distribution services fee                                         279
-----------------------------------------------------------------------
  Administrative services fee                                       238
-----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses            339
-----------------------------------------------------------------------
  Professional fees                                                  63
-----------------------------------------------------------------------
  Reports to shareholders                                            33
-----------------------------------------------------------------------
  Trustees' fees and other                                           24
-----------------------------------------------------------------------
    Total expenses                                                1,834
-----------------------------------------------------------------------
NET INVESTMENT INCOME                                             6,045
-----------------------------------------------------------------------

-----------------------------------------------------------------------
 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
-----------------------------------------------------------------------

  Net realized loss on sales of investments and foreign
  currency transactions                                          (2,323)
-----------------------------------------------------------------------
  Change in net unrealized depreciation on investments and
  assets and liabilities in foreign currencies                   (2,309)
-----------------------------------------------------------------------
Net loss on investments                                          (4,632)
-----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 1,413
-----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                  YEAR ENDED DECEMBER 31,
                                                                  1997               1996
-------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
  Net investment income                                         $  6,045              7,762
-------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (2,323)             2,418
-------------------------------------------------------------------------------------------
  Change in net unrealized depreciation                           (2,309)            (3,104)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               1,413              7,076
-------------------------------------------------------------------------------------------
Net equalization credits                                              --                 38
-------------------------------------------------------------------------------------------
  Distribution from net investment income                         (6,027)            (8,878)
-------------------------------------------------------------------------------------------
  Tax return of capital distribution                                (860)                --
-------------------------------------------------------------------------------------------
Total dividends to shareholders                                   (6,887)            (8,878)
-------------------------------------------------------------------------------------------
Net decrease from capital share transactions                     (27,233)           (19,434)
-------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                     (32,707)           (21,198)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------

Beginning of year                                                131,761            152,959
-------------------------------------------------------------------------------------------
END OF YEAR                                                     $ 99,054            131,761
-------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1    DESCRIPTION OF THE
     FUND Kemper Global Income Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund currently offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares, which are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are traded on a domestic securities exchange are valued at the last sale price on the exchange where primarily traded or, if there is no recent sale, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded.
                             Securities not so traded are valued at the last current bid quotation if market quotations are available. Exchange traded financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Forward foreign currency contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by a recognized dealer. If such quotations are not readily available, the rates of exchange are determined in good faith by the Board of Trustees. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions. The Fund includes that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain or loss on investments, as appropriate.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

NOTES TO FINANCIAL STATEMENTS

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of the prices of the Fund's foreign securities.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at December 31, 1997, amounting to approximately $45,427,000, is available to offset future taxable gains. However, of this amount, the availability of approximately $21,000,000 obtained through prior fund acquisitions is limited to $7,000,000 per year from 1999 through 2001. If not applied, the total loss carryover expires during the period 1999 through 2002.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These differences are primarily due to differing treatments for certain transactions such as foreign currency transactions.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH
     AFFILIATES              INVESTMENT MANAGER COMBINATION. Effective December
                             31, 1997, Zurich Insurance Company, the parent of
                             Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc.
                             (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper
                             Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Fund's investment management agreement with ZKI, however, a new investment management agreement between the Fund and Scudder Kemper was approved by the Fund's
                             Board of Trustees and by the Fund's Shareholders.
                             The new management agreement, which is effective
                             December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Fund. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

NOTES TO FINANCIAL STATEMENTS

                             MANAGEMENT AGREEMENT. Under its management agreement the Fund pays a management fee at an annual rate of .75% of the first $250 million of average daily net assets declining to .62% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $858,000 for the year ended December 31, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with KDI. Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                     COMMISSIONS     COMMISSIONS ALLOWED
                                                                   RETAINED BY KDI     BY KDI TO FIRMS
                                                                   ---------------   -------------------
                             Year ended December 31, 1997              $9,000              49,000

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares are as follows:

                                                                             DISTRIBUTION FEES      COMMISSIONS AND
                                                                                 AND CDSC        DISTRIBUTION FEES PAID
                                                                              RECEIVED BY KDI       BY KDI TO FIRMS
                                                                             -----------------   ----------------------
                                        Year ended December 31, 1997             $342,000               155,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                        ASF PAID BY          ASF PAID
                                                                      THE FUND TO KDI    BY KDI TO FIRMS
                                                                      ----------------   ----------------
                             Year ended December 31, 1997                 $238,000           239,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, KSvC is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $217,000 for the year ended December 31, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended December 31, 1997, the Fund made no direct payments to its officers and incurred trustees' fees of $17,000 to independent trustees.

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the year ended December 31, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                  $313,900

                             Proceeds from sales                         339,944

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                                               YEAR ENDED DECEMBER 31,
                                                                        1997                            1996
                                                                ---------------------           ---------------------
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                       ------------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                    862       $  7,486            1,139       $ 10,056
                                       ------------------------------------------------------------------------------
                                        Class B                    735          6,386            1,004          9,060
                                       ------------------------------------------------------------------------------
                                        Class C                     99            866              138          1,223
                                       ------------------------------------------------------------------------------
                                        Class I                      1              7                1              8
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                    378          3,265              459          4,021
                                       ------------------------------------------------------------------------------
                                        Class B                    163          1,406              210          1,846
                                       ------------------------------------------------------------------------------
                                        Class C                      6             53                3             28
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                 (3,721)       (32,238)          (3,428)       (30,237)
                                       ------------------------------------------------------------------------------
                                        Class B                 (1,601)       (13,911)          (1,650)       (14,736)
                                       ------------------------------------------------------------------------------
                                        Class C                    (63)          (550)             (78)          (692)
                                       ------------------------------------------------------------------------------
                                        Class I                     (1)            (3)              (1)           (11)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                  1,270         10,982               67            612
                                       ------------------------------------------------------------------------------
                                        Class B                 (1,268)       (10,982)             (69)          (612)
                                       ------------------------------------------------------------------------------
                                        NET DECREASE FROM CAPITAL
                                        SHARE TRANSACTIONS                   $(27,233)                       $(19,434)
                                       ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6    FORWARD FOREIGN
     CURRENCY CONTRACTS      In order to help protect itself against a decline
                             in the value of particular foreign currencies against the U.S. Dollar, the Fund has entered into forward contracts to deliver foreign currency in exchange for U.S. Dollars as described below. The
                             Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the net unrealized gain or loss on these contracts is reflected in the accompanying financial statements.
                             The Fund also bears the credit risk (which is limited to the unrealized gain, if any) if the counterparty fails to perform under the contract.
                             At December 31, 1997, the Fund's forward foreign currency contracts outstanding are as follows (in thousands):

                                  FOREIGN CURRENCY       CONTRACT AMOUNT    SETTLEMENT    UNREALIZED
                                   TO BE DELIVERED       IN U.S. DOLLARS       DATE       GAIN (LOSS)
                             ------------------------------------------------------------------------

                             27,350 Australian Dollars       $19,735       April '98        $1,839
                             ------------------------------------------------------------------------

                              3,720 British Pounds             5,989       February '98       (155)
                             ------------------------------------------------------------------------

                             11,650 French Francs              1,979       February '98         27
                             ------------------------------------------------------------------------

                             11,800 New Zealand Dollars        7,441       July '98            663
                             ------------------------------------------------------------------------

                                     NET UNREALIZED GAIN                                    $2,374
                             ------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                            ------------------------------------------------------------------------------
                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                                                                             SIX MONTHS
                                                     YEAR ENDED DECEMBER 31,                   ENDED        YEAR ENDED
                                            ------------------------------------------      DECEMBER 31,     JUNE 30,
                                            1997          1996       1995        1994           1993           1993
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $8.97         9.05        8.55        9.29          9.21           9.44
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .48          .52         .61         .60           .27            .72
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                     (.33)        (.02)       1.05        (.74)          .16           (.17)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .15          .50        1.66        (.14)          .43            .55
--------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                      .47          .58        1.16         .38            --            .72
--------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain          --           --          --          --           .11            .06
--------------------------------------------------------------------------------------------------------------------------
  Tax return of capital distribution          .07           --          --         .22           .24             --
--------------------------------------------------------------------------------------------------------------------------
Total dividends                               .54          .58        1.16         .60           .35            .78
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $8.58         8.97        9.05        8.55          9.29           9.21
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                1.80%        5.87       19.89       (1.47)         4.73           6.16
--------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------------------------
Expenses                                     1.32%        1.48        1.34        1.53          1.29           1.52
--------------------------------------------------------------------------------------------------------------------------
Net investment income                        5.56%        5.77        6.43        6.67          5.75           7.87
--------------------------------------------------------------------------------------------------------------------------

                                                  -----------------------------------------
                                                                   CLASS B
                                                  -----------------------------------------
                                                                              MAY 31
                                                  YEAR ENDED DECEMBER 31,       TO
                                                  -----------------------  DECEMBER 31,
                                                    1997    1996   1995        1994
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                $9.00   9.09    8.56       8.70
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               .41    .46     .56        .30
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            (.33)  (.02)   1.05       (.14)
-------------------------------------------------------------------------------------------
Total from investment operations                      .08    .44    1.61        .16
-------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income             .42    .53    1.08        .19
-------------------------------------------------------------------------------------------
  Tax return of capital distribution                  .06     --      --        .11
-------------------------------------------------------------------------------------------
Total dividends                                       .48    .53    1.08        .30
-------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.60   9.00    9.09       8.56
-------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        1.03%  5.11   19.21       1.89
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses                                             2.18%  2.14    1.98       2.27
-------------------------------------------------------------------------------------------
Net investment income                                4.70%  5.11    5.79       5.89
-------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          -----------------------------------   -------------------------------
                                                        CLASS C                             CLASS I
                                          -----------------------------------   -------------------------------
                                               YEAR ENDED           MAY 31       YEAR ENDED    NOVEMBER 22
                                              DECEMBER 31,            TO        DECEMBER 31,        TO
                                          --------------------   DECEMBER 31,   ------------   DECEMBER 31,
                                          1997    1996   1995        1994       1997    1996       1995
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $9.02   9.09    8.56       8.70        8.93   9.05       9.57
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     .42    .48     .57        .30         .41    .51        .07
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  (.33)  (.02)   1.05       (.14)       (.33)  (.02)      (.03)
---------------------------------------------------------------------------------------------------------------
Total from investment operations            .09    .46    1.62        .16         .08    .49        .04
---------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income   .43    .53    1.09        .19         .47    .61        .56
---------------------------------------------------------------------------------------------------------------
  Tax return of capital distribution        .06     --      --        .11         .07     --         --
---------------------------------------------------------------------------------------------------------------
Total dividends                             .49    .53    1.09        .30         .54    .61        .56
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.62   9.02    9.09       8.56        8.47   8.93       9.05
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)              1.09%  5.31   19.26       1.91         .94   5.81        .43
---------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------
Expenses                                   2.11%  2.06    2.06       2.23        2.30   1.53        .88
---------------------------------------------------------------------------------------------------------------
Net investment income                      4.77%  5.19    5.71       5.93        4.58   5.72       6.40
---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS
                                                  YEAR ENDED DECEMBER 31,             ENDED       YEAR ENDED
                                           -------------------------------------   DECEMBER 31,    JUNE 30,
                                            1997      1996      1995      1994         1993          1993
----------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands) $99,054   131,761   152,959   170,700      83,021        78,068
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        283%      276       220       378         484           372
----------------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges. Per share data for 1997 and 1996 were determined based on average shares outstanding during the periods.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held. Kemper Global Income Fund shareholders were asked to vote on six separate issues: election of nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement, approval of new sub-advisory agreement with Zurich Investment Management Limited and approval of new rule 12B-1 distribution plan with Kemper Distributors for Class B shares and Class C shares.

1) Election of Trustees

                                  For      Against
   David W. Berlin             7,982,924   176,678
   Lewis A. Burnham            7,987,821   171,781
   Donald L. Dunaway           7,986,934   172,667
   Robert B. Hoffman           7,984,634   174,968
   Donald R. Jones             7,987,196   172,405
   Shirley D. Peterson         7,989,065   170,536
   Daniel Pierce               7,985,691   173,911
   William P. Sommers          7,988,762   170,840
   Edmond D. Villani           7,982,872   176,731

2) Ratification of the selection of Ernst & Young LLP as independent auditors for the fund

                   For         Against       Abstain
                7,942,575       40,797       176,228

3) Approval of new investment management agreement

                   For         Against       Abstain
                7,672,212      146,830       261,438

4) Approval of new sub-advisory agreement with Zurich Investment Management Limited

                   For         Against       Abstain
                7,613,863      168,674       297,943

5) Approval of new rule 12B-1 distribution plan with Kemper Distributors

   Class B shares

                   For         Against       Abstain
                2,065,227       67,378        72,743

   Class C shares

                   For         Against       Abstain
                 71,744              0         1,019

The meeting was adjourned until January 20, 1998 with respect to the following item.

6) Approval of changes in policies to permit master/feeder fund structure

                                                               Broker
                   For          Against        Abstain        Non-Votes
                6,417,230       258,312        335,332         679,572

NOTES

TRUSTEES&OFFICERS

TRUSTEES                    OFFICERS

DANIEL PIERCE               MARK S. CASADY              JOHN R. HEBBLE
Chairman and Trustee        President                   Assistant Treasurer

DAVID W. BELIN              PHILIP J. COLLORA           MAUREEN E. KANE
Trustee                     Vice President,             Assistant Secretary
                            Secretary and Treasurer
LEWIS A. BURNHAM                                        CAROLINE PEARSON
Trustee                     JERARD K. HARTMAN           Assistant Secretary
                            Vice President
DONALD L. DUNAWAY                                       ELIZABETH C. WERTH
Trustee                     THOMAS W. LITTAUER          Assistant Secretary
                            Vice President
ROBERT B. HOFFMAN
Trustee                     ANN M. MCCREARY
                            Vice President
DONALD R. JONES
Trustee                     ROBERT C. PECK, JR.
                            Vice President
SHIRLEY D. PETERSON
Trustee                     KATHRYN L. QUIRK
                            Vice President
WILLIAM P. SOMMERS
Trustee                     LINDA J. WONDRACK
                            Vice President
EDMOND D. VILLANI
Trustee

--------------------------------------------------------------------------------
LEGAL COUNSEL                VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                             222 North LaSalle Street
                             Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER                  KEMPER SERVICE COMPANY
SERVICE AGENT                P.O. Box 419557
                             Kansas City, MO 64141

--------------------------------------------------------------------------------
CUSTODIAN AND                INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT               801 Pennsylvania
                             Kansas City, MO 64105

--------------------------------------------------------------------------------
FOREIGN CUSTODIAN            THE CHASE MANHATTAN BANK
                             Chase Metro Tech Center
                             Brooklyn, NY 11245

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS         ERNST & YOUNG LLP
                             233 South Wacker Drive
                             Chicago, IL 60606

--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER        KEMPER DISTRIBUTORS, INC.
                             222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

[KEMPER FUNDS LOGO]
Long-term investing in a short-term world(SM)

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KGIF - 2 (2/98) 1043570